Fair Value Measurements - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Estimated expected life of option	6 months 15 days
Maximum | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term available-for-sale debt investments maturity	1 year